Litigation (Details) $ in Thousands	Jun. 30, 2021 USD ($) claim	Dec. 31, 2020 USD ($)
Number of claims or actions pending | claim	0
Accounts receivable	$ 57,953	$ 46,648
Accounts payable	28,513	31,612
Other payables	181,610	$ 120,882
Seroquel
Accounts receivable	1,200
Long-term prepayment	800
Accounts payable	1,000
Other payables	$ 1,300